UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/09
                                               --------
Check here if Amendment [ ];
        This Amendment (Check only one):    [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Independence Trust Company
Address:   P.O. Box 682188
           Franklin, TN 37068-2188

Form 13F File Number: 28-
                         ---------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marcia E. Williams
Title:     President and CEO
Phone:     (615) 591-0044

Signature, Place, and Date of Signing:

     /s/ Marcia E. Williams           Franklin, TN            04/09/09
-------------------------------     ----------------      ----------------
           [Signature]                [City, State]            [Date]


Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number                Name
28-___________________              ________________________________________
[Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                 0
                                         -----------
Form 13F Information Table Entry Total:           74
                                         -----------
Form 13F Information Table Value Total:      $30,467
                                         -----------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


No.             Form 13F File Number      Name
_____________   28-___________________    _____________________________________
                [Repeat as necessary.]

                                               FORM 13F INFORMATION TABLE

                                                             VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER      VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS   SOLE   SHARED  NONE
-------------------------------  --------------  ---------  --------  -------  ---  ----  -------  --------  ------  ------  ----

AGCO CORP                                        001084102      262     13370  SH         SOLE                13370       0     0
AT&T INC                                         00206R102      724     28728  SH         SOLE                28728       0     0
AFFILIATED MANAGERS GROUP                        008252108      221      5290  SH         SOLE                 5290       0     0
ALCOA INC                                        013817101      261     35595  SH         SOLE                35595       0     0
ARCH CHEMICALS INC                               03937R102      248     13110  SH         SOLE                13110       0     0
BP PLC ADR                                       055622104      268      6673  SH         SOLE                 6673       0     0
BANK OF AMERICA                                  060505104      152     22257  SH         SOLE                22257       0     0
CBS CORP CLASS B                                 124857202       78     20300  SH         SOLE                20300       0     0
CASCADE CORP                                     147195101      202     11480  SH         SOLE                11480       0     0
CHICAGO BRIDGE &
IRON CO N.V.                                     167250109      144     22955  SH         SOLE                22955       0     0
CHINA EASTERN AIRLINES ADR                       16937R104      166     10810  SH         SOLE                10810       0     0
CISCO SYSTEMS INC                                17275R102      229     13680  SH         SOLE                13680       0     0
CITIGROUP INC                                    172967101       52     20598  SH         SOLE                20598       0     0
COCA COLA CO                                     191216100      519     11810  SH         SOLE                11810       0     0
COLGATE PALMOLIVE COMPANY                        194162103      508      8613  SH         SOLE                 8613       0     0
COLUMBIA SPORTSWEAR                              198516106      221      7390  SH         SOLE                 7390       0     0
CUSHING MLP TOTAL
RETURN FUND                                      231631102     1782    382379  SH         SOLE               382379       0     0
DARLING INTERNATIONAL INC                        237266101      232     62575  SH         SOLE                62575       0     0
DOW CHEMICAL CO                                  260543103      169     19990  SH         SOLE                19990       0     0
DUKE ENERGY CORP                                 26441C105      544     37958  SH         SOLE                37958       0     0
EL PASO PIPELINE PARTNERS LP                     283702108      239     13925  SH         SOLE                13925       0     0
ENTERPRISE PRODUCT PARTNERS LP                   293792107      452     20323  SH         SOLE                20323       0     0
EXXON MOBIL CORP                                 30231G102      910     13365  SH         SOLE                13365       0     0
FELCOR LODGING PFD CONV SER A                    31430F200       43     10800  SH         SOLE                10800       0     0
GENERAL ELECTRIC CO                              369604103      262     25896  SH         SOLE                25896       0     0
HARTFORD FINANCIAL SVCS GRP                      416515104      110     13975  SH         SOLE                13975       0     0
HJ HEINZ CO                                      423074103      259      7830  SH         SOLE                 7830       0     0
HOME DEPOT INC                                   437076102      349     14817  SH         SOLE                14817       0     0
HONEYWELL INTL INC                               438516106      209      7509  SH         SOLE                 7509       0     0
INTEL CORPORATION                                458140100     1096     72931  SH         SOLE                72931       0     0
INTERNATIONAL
BUSINESS MACHINES                                459200101      442      4566  SH         SOLE                 4566       0     0
ISHARES LEHMAN AGG BOND FD                       464287226      558      5500  SH         SOLE                 5500       0     0
ISHARES MSCI EMERGING
MARKET INDEX                                     464287234      962     38790  SH         SOLE                38550       0   240
ISHARES S&P GLBL TECH SECTOR                     464287291      236      6275  SH         SOLE                 6275       0     0
ISHARES MSCI EAFE INDEX FUND                     464287465      203      5399  SH         SOLE                 5064       0   335
J ALEXANDER CORP                                 466096104      692    246299  SH         SOLE                    0  246299     0
JP MORGAN CHASE & CO                             46625H100      427     16086  SH         SOLE                16086       0     0
JAMES RIVER COAL COMPANY                         470355207      271     21945  SH         SOLE                21945       0     0
JOHNSON & JOHNSON                                478160104      880     16743  SH         SOLE                16743       0     0
KINDER MORGAN MANAGEMENT LLC                     49455U100      338      8301  SH         SOLE                 8301       0     0
KOPPERS HOLDING INC                              50060P106      202     13895  SH         SOLE               13,895       0     0
LIBERTY MEDIA INTERACTIVE A                      53071M104       66     22700  SH         SOLE                22700       0     0
LIFEPOINT HOSPITALS
INC 3.5% 05/15/14                                53219LAH2       11     15000  PRN        SOLE                15000       0     0
LINCOLN NATIONAL CORP                            534187109       96     14285  SH         SOLE                14285       0     0
MGM MIRAGE                                       552953101       64     27450  SH         SOLE                27450       0     0
MAGELLAN MIDSTREAM PARTNERS                      559080106      206      7030  SH         SOLE                 7030       0     0
METLIFE INC                                      59156R108      251     11026  SH         SOLE                11026       0     0
MICROSOFT CORPORATION                            594918104      483     26309  SH         SOLE                26309       0     0
MONSANTO CO                                      61166W101      283      3410  SH         SOLE                 3410  O          0
MORGAN STANLEY                                   617446448      214      9380  SH         SOLE                 9380       0     0
NEWPORT CORP                                     651824104      156     35360  SH         SOLE                35360       0     0
NOKIA CORP ADR                                   654902204      120     10300  SH         SOLE                10300       0     0
NORDSON CORP                                     655663102      206      7235  SH         SOLE                 7235       0     0
OGE ENERGY CORP                                  670837103      237      9960  SH         SOLE                 9960       0     0
PEPSICO INC                                      713448108      221      4290  SH         SOLE                 4290       0     0
PETROLEO BRASILEIRO ADR                          71654V408      227      7445  SH         SOLE                 7445       0     0
PLAINS ALL AMER
PIPELINE LP                                      726503105      293      7984  SH         SOLE                 7984       0     0
POLARIS INDUSTRIES                               731068102      238     11095  SH         SOLE                11095       0     0
PUBLIC STORAGE INC
COM SER A                                        74460D729      326     14200  SH         SOLE                14200       0     0
QUALCOMM INC                                     747525103      486     12490  SH         SOLE                12390       0   100
S&P 500 DEPOSITORY
RECEIPTS                                         78462F103      517      6496  SH         SOLE                 6157       0   339
SILICONWARE PRECISION ADR                        827084864       89     15365  SH         SOLE                15365       0     0
SMITHFIELD FOODS INC                             832248108      243     25705  SH         SOLE                25705       0     0
STATE STREET CORP                                857477103      205      6670  SH         SOLE                 6670       0     0
SYSCO CORP                                       871829107      530     23245  SH         SOLE                23245       0     0
TAIWAN SEMICONDUCTOR ADR                         874039100      108     12076  SH         SOLE                12076       0     0
TIME WARNER 2.375%
04/01/26                                         887319AC5       19     25000  PRN        SOLE                25000       0     0
TORTOISE ENERGY
INFRASTRUCTURE                                   89147L100     3636    174903  SH         SOLE               174903       0     0
TORTOISE ENERGY
CAPITAL CORP                                     89147U100     3673    232595  SH         SOLE               232595       0     0
TRACTOR SUPPLY COMPANY                           892356106      268      7425  SH         SOLE                 7425       0     0
TRINITY INDUSTRIES                               896522109      192     20962  SH         SOLE                20962       0     0
URS CORP                                         903236107      263      6510  SH         SOLE                 6510       0     0
USEC INC                                         90333E108      192     40065  SH         SOLE                40065       0     0
WELLS FARGO & CO                                 949746101      226     15906  SH         SOLE                15906       0     0